Cover	Nov. 12, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2024
Entity File Number	0-50626
Entity Registrant Name	CYCLACEL PHARMACEUTICALS, INC.
Entity Central Index Key	0001130166
Entity Tax Identification Number	91-1707622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Connell Drive
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Berkeley Heights
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07922
City Area Code	908
Local Phone Number	517-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CYCC
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, $0.001 par value
Trading Symbol	CYCCP
Security Exchange Name	NASDAQ